LEASE LIABILITIES and right-of-use assets	12 Months Ended
Jan. 31, 2020
LEASE LIABILITIES and right-of-use assets [abstract]
LEASE LIABILITIES and right-of-use assets
16.	LEASE LIABILITIES and right-of-use assets

Under IFRS 16 - Leases, the Company assesses whether a contract is, or contains, a lease. For contracts that are, or contain, leases, the Company recognizes a right-of-use asset and lease liability at the commencement date. If the contract does not contain a lease, then the contract is classified as a service that is not reported on the statement of financial position.

The Company has identified ten contracts executed by the Company and its wholly owned subsidiaries that are leases as defined under IFRS 16.  In analyzing the identified agreements, the Company applied the lessee accounting model pursuant to IFRS 16 and considered all of the facts and circumstances surrounding the inception of the contract (but not future events that are not likely to occur).  Lease liabilities were calculated with discount rates ranging from 10-20%.

Based on all the facts and circumstances at the inception of the contract, the Company has determined that all identified agreements contain a lease as defined by IFRS 16, including:

Entity Name/Lessee	Asset	Contains a lease?	Useful life (years)
C21 Investments Inc.	Office Suite	Yes	5
Swell Companies, LTD	Land/Building	Yes	5
Silver State Cultivation LLC	Land/Building	Yes	5
Silver State Relief LLC (Sparks)	Land/Building	Yes	5
Silver State Relief LLC (Fernley)	Land/Building	Yes	5
Megawood Enterprises Inc.	Land/Building	Yes	5
Phantom Distribution, LLC	Land/Building	Yes	5
63353 Bend, LLC	Land/Building	Yes	5
20727-4 Bend, LLC	Land/Building	Yes	5
4964 BFH, LLC	Land/Building	Yes	5

The financial statement effects concerning lease liabilities are as follows

Maturity Analysis - contractual undiscounted cash flows
Less than one year	$1,701,024
One to five years	4,903,437
Total undiscounted lease liabilities at January 31, 2020	$6,604,464
Lease liabilities included in the statement of financial position
Current	1,131,149
Non-current	3,870,213
Balance, January 31, 2020	$5,001,362
Amounts recognized in profit or loss
Interest on lease liabilities	$566,820
Total cash outflow for leases	$1,758,391

The financial statement effects concerning right-of-use assets are as follows:

Cost
Balance,January 31, 2018 and 2017	—
Right-of-use additions	7,861,107
Balance,January 31, 2019	$7,861,107
Right-of-use additions	3,386,237
Adjustment	(927,300)
Disposal	(4,197,087)
Balance, January 31, 2020	$6,122,957
Accumulated Amortization
Balance,January 31, 2018	$—
Amortization expense	(116,496)
Balance,January 31, 2019	$(116,496)
Disposal	230,685
Amortization expense	(1,576,459)
Balance,January 31, 2020	$(1,462,270)
Carrying Amount, January 31, 2019	$7,744,611
Carrying Amount, January 31, 2020	$4,660,687

*During the year ended January 31, 2020, the Company entered into amending lease agreements on six leases resulting in adjustments to ROU assets and lease liabilities of $927,300. The capitalisation rate was lowered on all six leases.

**During the year ended January 31, 2020, the Company derecognized ROU assets and lease liabiltiies of $3,800,000 on acquisition of land and building that was subject to lease. The Company terminated another $397,087 in leases during the same year resulting in decreases in lease liabilities and ROU assets. Accumulated amortization in these lease disposals of $230,685 was adjusted on disposal.